Stockholders' Equity - Stock Warrant (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 01, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding (in shares)	47,720,836	47,720,836
Exercise price (in dollars per share)			$ 11.5
Public warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding (in shares)	29,268,336	29,268,336
Exercise price (in dollars per share)	$ 11.5	$ 11.5
Class of warrant or rights expiration date	Sep. 14, 2027
Private warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding (in shares)	16,400,000	16,400,000
Exercise price (in dollars per share)	$ 11.5	$ 11.5
Class of warrant or rights expiration date	Sep. 14, 2027
PIPE warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding (in shares)	2,052,500	2,052,500
Exercise price (in dollars per share)	$ 12.5	$ 12.5
Class of warrant or rights expiration date	Sep. 14, 2027